Income Taxes (Details) - Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate [Abstract]
Income tax computed at PRC statutory tax rate	25.00%	25.00%
Effect of tax-preferential entities	(8.20%)	(44.80%)
Non-deductible expenses	0.70%	19.00%
Income tax (benefit) expense	17.50%	(0.80%)